Annual Total Returns- JPMorgan US Research Enhanced Equity Fund (A I Shares) [BarChart] - A I Shares - JPMorgan US Research Enhanced Equity Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.01%	16.96%	33.98%	15.51%	(2.38%)	9.57%	21.49%	(5.57%)	31.39%	20.67%